UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2009
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one):     [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig, Jr.
                  -------------------------------
Title:            Senior Trust Officer/SVP
                  -------------------------------
Phone:            301-533-2360
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.  Oakland, Maryland             2/2/2010
-------------------------  -----------------         ------------------
           Signature        City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION
REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 71
                                                               -----------

Form 13F Information Table Value Total:                            $64,811
                                                                   -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None


                                           FORM 13F INFORMATION TABLE
                                                                                                        VOTING AUTHORITY
                                                      VALUE   SHARES/  SH/  PUT/ INVSTMT OTHER
      NAME OF ISSUER          TITLE OF CLASS  CUSIP  (X$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS   SOLE       SHARED      NONE
-------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                G1151C101  932    22460   SH         SOLE              22460           0         0
INGERSOLL-RAND PUBLIC
  LIMITED COMPANY                            G47791101  247     6900   SH         SOLE               6900           0         0
NABORS INDUSTRIES                            G6359F103  266    12160   SH         SOLE              12160           0         0
AT&T INC                            COM      00206R102  514    18331   SH         SOLE              18331           0         0
ABBOTT LABS                         COM        2824100  657    12160   SH         SOLE              12160           0         0
BP AMOCO P L C                 SPONSORED ADR  55622104  334     5769   SH         SOLE               5769           0         0
BANK OF AMERICA CORP                          60505104  724    48105   SH         SOLE              48105           0         0
BECTON DICKINSON AND COMPANY                  75887109  288     3650   SH         SOLE               3650           0         0
BRISTOL MYERS SQUIBB CO             COM      110122108 1095    43349   SH         SOLE              43349           0         0
CSX CORP                            COM      126408103  537    11070   SH         SOLE              11070           0         0
CHEVRONTEXACO                                166764100  456     5924   SH         SOLE               5924           0         0
CISCO SYS INC                       COM      17275R102 1011    42239   SH         SOLE              42239           0         0
COCA COLA CO                        COM      191216100  571    10012   SH         SOLE              10012           0         0
CONOCOPHILLIPS                               20825C104  299     5865   SH         SOLE               5865           0         0
CORNING INC                         COM      219350105  224    11586   SH         SOLE              11586           0         0
DANAHER CORP DEL                    COM      235851102 1564    20795   SH         SOLE              20795           0         0
UIT DIAMONDS TR SER 1                        252787106 1728    16607   SH         SOLE              16607           0         0
DISNEY WALT CO                   COM DISNEY  254687106  490    15187   SH         SOLE              15187           0         0
DOMINION NEW RES INC VA NEW                  25746U109 1255    32248   SH         SOLE              32248           0         0
DU PONT E I DE NEMOURS & CO         COM      263534109  491    14597   SH         SOLE              14597           0         0
EXELON CORP                                  30161N101  353     7233   SH         SOLE               7233           0         0
EXXON MOBIL CORP                    COM      30231G102 2722    39912   SH         SOLE              39912           0         0
FIRST UNITED CORPORATION                     33741H107 1805   300818   SH         SOLE             297818        3000         0
GENERAL ELEC CO                     COM      369604103  288    19016   SH         SOLE              19016           0         0
GRAINGER W W INC                             384802104  566     5845   SH         SOLE               5845           0         0
INTERNATIONAL BUSINESS MACHS        COM      459200101 1646    12573   SH         SOLE              12573           0         0
ISHARES DOW JONES TRANSPORT          A       464287192  555     7520   SH         SOLE               7520           0         0
ISHARES TRUST MSCI EMERGIN                   464287234 1327    31974   SH         SOLE              31974           0         0
ISHARES MSCI EAFE INDEX FUND                 464287465 1294    23414   SH         SOLE              23414           0         0
ISHARE RUSSELL MID CAP VALUE                 464287473 2061    55782   SH         SOLE              55782           0         0
ISHARE RUSELL MID CAP GROWTH                 464287481 1036    22840   SH         SOLE              22840           0         0
ETF- ISHARES TRUST MID CAP I                 464287499  323     3915   SH         SOLE               3915           0         0
ISHARES RUSSELL 1000 VAL
  INDEX FD                                   464287598 1008    17564   SH         SOLE              17564           0         0
ISHARES RUSSELL 1000 GROWTH
  INDEX FD                                   464287614 2728    54745   SH         SOLE              54745           0         0
ISHARES RUSSELL 2000 VALUE                   464287630  939    16181   SH         SOLE              16181           0         0
ISHARES TR RUSSELL 2000 GROWTH
  INDEX FD                                   464287648 1357    19940   SH         SOLE              19940           0         0
ISHARES-TECHNOLOGY                           464287721 1333    23160   SH         SOLE              23160           0         0
ISHARES TR DJ US REAL EST                    464287739  362     7885   SH         SOLE               7885           0         0
ISHARES - HEALTH                             464287762 1036    16230   SH         SOLE              16230           0         0
JOHNSON & JOHNSON                   COM      478160104 1574    24437   SH         SOLE              24437           0         0
KOHL'S CORP (WISCONSIN)                      500255104 1351    25060   SH         SOLE              25060           0         0
L-3 COMMUNICATIONS HLDGS INC        COM      502424104 1319    15175   SH         SOLE              15175           0         0
LOWES COS INC                       COM      548661107  754    32240   SH         SOLE              32240           0         0
M & T BANK CORP                              55261F104  465     6957   SH         SOLE               6957           0         0
MCDONALDS CORP                      COM      580135101  455     7290   SH         SOLE               7290           0         0
MEADWESTVACO CORP                            583334107  304    10605   SH         SOLE              10605           0         0
METLIFE, INC.                                59156R108  239     6749   SH         SOLE               6749           0         0
MICROSOFT CORP                      COM      594918104  328    10763   SH         SOLE              10763           0         0
NATIONAL OILWELL VARCO INC                   637071101  432     9809   SH         SOLE               9809           0         0
NUVEEN INSD TAX-FREE
  ADVANTAGE MU FD                   COM      670657105  185    13332              SOLE              13332           0         0
OCCIDENTAL PETE CORP DEL            COM      674599105  336     4136   SH         SOLE               4136           0         0
PEPSICO INC                         COM      713448108 1434    23586   SH         SOLE              23586           0         0
POWERSHARE QQQ TR                            73935A104 2940    64273   SH         SOLE              64273           0         0
POWERSHARES WATER RESOURCE           P       73935X575  361    21400   SH         SOLE              21400           0         0
POWERSHARES OIL SERVICES                     73935X625  750    44220   SH         SOLE              44220           0         0
PRAXAIR INC                         COM      74005P104  818    10184   SH         SOLE              10184           0         0
PRICE T ROWE GROUP INC                       74144T108  724    13600   SH         SOLE              13600           0         0
PROCTER & GAMBLE CO                 COM      742718109  702    11585   SH         SOLE              11585           0         0
RYDEX ETF TR S&P 500 EQUAL
  WEIGHTED INDEX FD                          78355W106 1259    31855   SH         SOLE              31855           0         0
SPDR TRUST UNIT                              78462F103 5993    53779   SH         SOLE              53779           0         0
SCHLUMBERGER LTD                    COM      806857108  706    10848   SH         SOLE              10848           0         0
SPDR-BASIC MATERIALS                         81369Y100  407    12337   SH         SOLE              12337           0         0
SPDR - CONSUMER STAPLES                      81369Y308  661    24972   SH         SOLE              24972           0         0
SPDR CONSUMER DISCRETIONARY                  81369Y407  200     6727   SH         SOLE               6727           0         0
SPDR-ENERGY                                  81369Y506  692    12131   SH         SOLE              12131           0         0
S&P FINANCIAL SELECT SECTOR
  SPDRFUND                                   81369Y605  196    13600   SH         SOLE              13600           0         0
SPDR-INDUSTRIAL                              81369Y704  558    20094   SH         SOLE              20094           0         0
STATE ST CORP                                857477103  535    12280   SH         SOLE              12280           0         0
TARGET CORP                                  87612E106  237     4895   SH         SOLE               4895           0         0
VERIZON COMMUNICATIONS                       92343V104 1246    37601   SH         SOLE              37601           0         0
WAL MART STORES INC                 COM      931142103  228     4266   SH         SOLE               4266           0         0
                                                       -------------                              -----------------------------

GRAND TOTALS                                          64811  1646347                              1643347        3000         0
                                                      ==============                             ==============================
